Consolidated Statements of Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Statement of comprehensive income [abstract]
Net profit	¥ 267,466	¥ 415,143
Remeasurements of defined benefit plans:
Gains (losses) arising during the period, before tax	10,624	81,384
Equity instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	(46,517)	275,545
Share of other comprehensive income (loss) of associates and joint ventures	762	1,908
Income tax relating to items that will not be reclassified	11,026	(107,683)
Total items that will not be reclassified to profit or loss, net of tax	(24,105)	251,154
Debt instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	176,477	(69,618)
Reclassification adjustments for (gains) losses included in net profit, before tax	(92,317)	1,007
Exchange differences on translating foreign operations:
Gains (losses) arising during the period, before tax	(70,015)	60,099
Share of other comprehensive income (loss) of associates and joint ventures	(2,707)	(26,231)
Income tax relating to items that may be reclassified	(24,688)	16,774
Total items that may be reclassified subsequently to profit or loss, net of tax	(13,250)	(17,969)
Other comprehensive income (loss), net of tax	(37,355)	233,185
Total comprehensive income	230,111	648,328
Total comprehensive income attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	212,732	562,210
Non-controlling interests	11,404	80,218
Other equity instruments holders	¥ 5,975	¥ 5,900